Schedule of Investments (unaudited)	iShares® iBonds® Dec 2032 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.7%
Lockheed Martin Corp., 3.90%, 06/15/32 (Call 03/15/32)	$160	$155,385
Raytheon Technologies Corp., 2.38%, 03/15/32 (Call 12/15/31)	265	222,881
		378,266
Agriculture — 2.5%
Altria Group Inc., 2.45%, 02/04/32 (Call 11/04/31)	415	323,098
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)	235	211,392
5.94%, 10/01/32	80	88,833
BAT Capital Corp.
4.74%, 03/16/32 (Call 12/16/31)(a)	250	230,925
7.75%, 10/19/32 (Call 07/19/32)	120	133,911
Philip Morris International Inc., 5.75%, 11/17/32 (Call 08/17/32)	365	384,363
		1,372,522
Airlines — 0.6%
American Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33	91	77,054
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	78	70,956
Series 2019-1, Class AA, 2.75%, 11/15/33	100	83,407
United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 11/01/33(a)	110	91,549
		322,966
Apparel — 0.2%
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)(a)	140	114,717

Auto Manufacturers — 1.5%
General Motors Co., 5.60%, 10/15/32 (Call 07/15/32)(a)	275	271,510
General Motors Financial Co. Inc., 3.10%, 01/12/32 (Call 10/12/31)	340	281,857
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	155	138,121
Toyota Motor Credit Corp., 2.40%, 01/13/32	125	107,236
		798,724
Auto Parts & Equipment — 0.3%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)(a)	165	142,593
Lear Corp., 2.60%, 01/15/32 (Call 10/15/31)	60	47,098
		189,691
Banks — 5.0%
Bank of New York Mellon Corp. (The), 2.50%, 01/26/32 (Call 10/26/31)(a)	100	84,615
Bank of Nova Scotia (The), 2.45%, 02/02/32(a)	190	159,150
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32 (Call 03/07/32)	220	202,583
Citigroup Inc., 6.63%, 06/15/32	255	279,559
Citizens Financial Group Inc., 2.64%, 09/30/32 (Call 07/02/32)	140	109,640
KeyBank NA/Cleveland OH, 4.90%, 08/08/32	195	190,304
Morgan Stanley, 7.25%, 04/01/32	215	252,343
Northern Trust Corp., 6.13%, 11/02/32 (Call 08/02/32)	255	280,214
Royal Bank of Canada, 3.88%, 05/04/32	255	239,784
Toronto-Dominion Bank (The)
2.45%, 01/12/32	120	100,715
3.20%, 03/10/32	305	273,555
4.46%, 06/08/32	540	530,118
		2,702,580
Beverages — 2.4%
Coca-Cola Co. (The), 2.25%, 01/05/32	355	307,178
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 (Call 06/01/32)	165	131,386
Constellation Brands Inc., 4.75%, 05/09/32 (Call 02/09/32)	195	194,982
Diageo Capital PLC, 2.13%, 04/29/32 (Call 01/29/32)	215	178,897
Security	Par (000)	Value

Beverages (continued)
Keurig Dr Pepper Inc., 4.05%, 04/15/32 (Call 01/15/32)(a)	$240	$227,386
PepsiCo Inc., 3.90%, 07/18/32 (Call 04/18/32)	245	239,387
		1,279,216
Biotechnology — 1.1%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	300	242,742
3.35%, 02/22/32 (Call 11/22/31)	265	240,024
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)	145	131,687
		614,453
Building Materials — 0.4%
Fortune Brands Home & Security Inc., 4.00%, 03/25/32 (Call 12/25/31)	127	115,134
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 4.90%, 12/01/32 (Call 09/01/32)	120	123,520
		238,654
Chemicals — 1.5%
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)	155	153,364
Cabot Corp., 5.00%, 06/30/32 (Call 03/30/32)	95	92,610
Celanese U.S. Holdings LLC, 6.38%, 07/15/32 (Call 04/15/32)(a)	255	256,938
Ecolab Inc., 2.13%, 02/01/32 (Call 11/01/31)(a)	155	129,594
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	100	82,369
Sherwin-Williams Co. (The), 2.20%, 03/15/32 (Call 12/15/31)	145	119,222
		834,097
Commercial Services — 2.6%
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)(a)	130	126,283
Global Payments Inc., 5.40%, 08/15/32 (Call 05/15/32)	195	195,704
Johns Hopkins University, 4.71%, 07/01/32 (Call 04/01/32)	110	113,843
Moody’s Corp., 4.25%, 08/08/32 (Call 05/08/32)	145	140,824
PayPal Holdings Inc., 4.40%, 06/01/32 (Call 03/01/32)	225	220,457
Quanta Services Inc., 2.35%, 01/15/32 (Call 10/15/31)	125	99,979
RELX Capital Inc., 4.75%, 05/20/32 (Call 02/20/32)	110	109,548
S&P Global Inc., 2.90%, 03/01/32 (Call 12/01/31)(b)	365	323,262
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	115	93,408
		1,423,308
Computers — 1.9%
Apple Inc., 3.35%, 08/08/32 (Call 05/08/32)(a)	285	266,264
HP Inc., 4.20%, 04/15/32 (Call 01/15/32)	245	218,707
International Business Machines Corp.
2.72%, 02/09/32 (Call 11/09/31)	140	121,472
4.40%, 07/27/32 (Call 04/27/32)(a)	180	177,079
5.88%, 11/29/32	130	142,714
Western Digital Corp., 3.10%, 02/01/32 (Call 11/01/31)	115	88,304
		1,014,540
Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co., 3.25%, 08/15/32 (Call 05/15/32)	145	136,203
GSK Consumer Healthcare Capital U.S. LLC, 3.63%, 03/24/32 (Call 12/24/31)	490	449,644
Procter & Gamble Co. (The), 2.30%, 02/01/32	155	136,016
Unilever Capital Corp., 5.90%, 11/15/32	175	196,885
		918,748
Diversified Financial Services — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/32 (Call 10/30/31)	925	774,993
Air Lease Corp., 2.88%, 01/15/32 (Call 10/15/31)	195	160,397
Ameriprise Financial Inc., 4.50%, 05/13/32 (Call 02/13/32)(a)	85	85,441
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	145	116,996
Cboe Global Markets Inc., 3.00%, 03/16/32 (Call 12/16/31)	115	100,441

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Charles Schwab Corp. (The), 2.90%, 03/03/32 (Call 12/03/31)	$290	$257,114
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	205	179,076
Credit Suisse USA Inc., 7.13%, 07/15/32	160	173,362
Discover Financial Services, 6.70%, 11/29/32 (Call 08/29/32)	175	187,010
Intercontinental Exchange Inc., 1.85%, 09/15/32 (Call 06/15/32)	413	324,560
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	130	103,756
Nomura Holdings Inc., 3.00%, 01/22/32	165	136,455
ORIX Corp.
4.00%, 04/13/32	155	143,821
5.20%, 09/13/32	60	61,001
		2,804,423
Electric — 11.3%
AEP Texas Inc., 4.70%, 05/15/32 (Call 02/15/32)(a)	135	134,529
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)	150	133,932
3.94%, 09/01/32 (Call 03/01/32)	100	95,104
Ameren Illinois Co., 3.85%, 09/01/32 (Call 06/01/32)	100	95,982
American Electric Power Co. Inc., 5.95%, 11/01/32 (Call 08/01/32)	125	134,454
Appalachian Power Co., 4.50%, 08/01/32 (Call 05/01/32)	110	106,988
Arizona Public Service Co., 6.35%, 12/15/32 (Call 09/15/32)	111	121,617
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	55	49,394
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	150	150,228
Commonwealth Edison Co., 3.15%, 03/15/32 (Call 12/15/31)	25	22,545
Consumers Energy Co., 3.60%, 08/15/32 (Call 02/15/32)	55	51,645
Dominion Energy Inc.
4.35%, 08/15/32 (Call 05/15/32)	55	53,107
5.38%, 11/15/32 (Call 08/15/32)	220	226,908
Dominion Energy South Carolina Inc., 6.63%, 02/01/32	115	130,653
DTE Electric Co., Series A, 3.00%, 03/01/32 (Call 12/01/31)	155	138,206
Duke Energy Carolinas LLC
2.85%, 03/15/32 (Call 12/15/31)	130	113,818
6.45%, 10/15/32	60	67,222
Duke Energy Corp., 4.50%, 08/15/32 (Call 05/15/32)	320	311,619
Duke Energy Progress LLC, 3.40%, 04/01/32 (Call 01/01/32)	70	64,179
Entergy Louisiana LLC, 2.35%, 06/15/32 (Call 03/15/32)	110	91,478
Eversource Energy, 3.38%, 03/01/32 (Call 12/01/31)	135	121,951
Exelon Corp., 3.35%, 03/15/32	175	158,027
Florida Power & Light Co., 2.45%, 02/03/32 (Call 11/03/31)(a)	360	310,903
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	145	144,339
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32 (Call 01/15/32)	125	107,405
4.02%, 11/01/32 (Call 05/01/32)	55	52,053
4.15%, 12/15/32 (Call 09/15/32)	120	115,206
Series C, 8.00%, 03/01/32	100	121,845
NextEra Energy Capital Holdings Inc.
2.44%, 01/15/32 (Call 10/15/31)	225	187,895
5.00%, 07/15/32 (Call 04/15/32)	265	269,622
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32	40	39,154
4.55%, 09/15/32	220	222,303
7.00%, 05/01/32	115	134,633
Pacific Gas and Electric Co.
4.40%, 03/01/32 (Call 12/01/31)	100	90,806
5.90%, 06/15/32 (Call 03/15/32)	158	159,155
Public Service Co. of Colorado, 4.10%, 06/01/32 (Call 12/01/31)(a)	115	111,986
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)	115	104,212
Security	Par (000)	Value

Electric (continued)
4.90%, 12/15/32	$115	$119,725
Puget Energy Inc., 4.22%, 03/15/32 (Call 12/15/31)(a)	80	73,213
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	90	79,668
Southern California Edison Co.
2.75%, 02/01/32 (Call 11/01/31)(a)	105	90,875
5.95%, 11/01/32 (Call 08/01/32)	195	212,466
Southern Co. (The), 5.70%, 10/15/32 (Call 04/15/32)(a)	170	181,322
Tucson Electric Power Co., 3.25%, 05/15/32 (Call 02/15/32)	60	53,121
Union Electric Co., 2.15%, 03/15/32 (Call 12/15/31)	165	135,777
Virginia Electric & Power Co., 2.40%, 03/30/32 (Call 12/30/31)	110	92,935
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)	95	96,857
Wisconsin Power and Light Co., 3.95%, 09/01/32 (Call 06/01/32)	125	119,275
Xcel Energy Inc., 4.60%, 06/01/32 (Call 12/01/31)	154	152,482
		6,152,819
Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32 (Call 04/01/32)	135	137,298
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	90	74,854
Avnet Inc., 5.50%, 06/01/32 (Call 03/01/32)(a)	80	78,762
Tyco Electronics Group SA, 2.50%, 02/04/32 (Call 11/04/31)	140	120,215
		411,129
Entertainment — 1.9%
Magallanes Inc., 4.28%, 03/15/32 (Call 12/15/31)(b)	1,155	1,027,165

Environmental Control — 1.0%
Republic Services Inc., 1.75%, 02/15/32 (Call 11/15/31)	215	173,249
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	100	83,013
3.20%, 06/01/32 (Call 03/01/32)	100	89,625
Waste Management Inc., 4.15%, 04/15/32 (Call 01/15/32)(a)	230	226,150
		572,037
Food — 1.7%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)(b)	270	214,515
3.63%, 01/15/32 (Call 01/15/27)(b)	110	91,967
JM Smucker Co. (The), 2.13%, 03/15/32 (Call 12/15/31)	75	61,388
Kraft Heinz Foods Co., 6.75%, 03/15/32	80	89,463
Mondelez International Inc.
1.88%, 10/15/32 (Call 07/15/32)	160	127,413
3.00%, 03/17/32 (Call 12/17/31)	190	168,619
Pilgrim’s Pride Corp., 3.50%, 03/01/32 (Call 09/01/26)(b)	210	170,932
		924,297
Forest Products & Paper — 0.3%
Suzano Austria GmbH, 3.13%, 01/15/32 (Call 10/15/31)	195	155,366

Gas — 0.9%
Atmos Energy Corp., 5.45%, 10/15/32 (Call 07/15/32)(a)	75	80,545
CenterPoint Energy Resources Corp., 4.40%, 07/01/32 (Call 04/01/32)(a)	135	134,136
ONE Gas Inc., 4.25%, 09/01/32 (Call 06/01/32)(a)	55	53,830
Southern Co. Gas Capital Corp., 5.15%, 09/15/32 (Call 03/15/32)	130	132,616
Southwest Gas Corp., 4.05%, 03/15/32 (Call 12/15/31)	100	92,167
		493,294
Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 3.00%, 05/15/32 (Call 02/15/32)	105	90,993

Health Care - Products — 1.6%
Baxter International Inc., 2.54%, 02/01/32 (Call 11/01/31)(a)	380	311,171
GE Healthcare Holding LLC, 5.91%, 11/22/32 (Call 08/22/32)(b)	370	400,658

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc., 4.95%, 11/21/32 (Call 08/21/32)(a)	$150	$157,480
		869,309
Health Care - Services — 2.8%
Adventist Health System, 5.43%, 03/01/32	95	96,989
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	150	144,185
Elevance Health Inc., 5.50%, 10/15/32 (Call 07/15/32)(a)	150	159,544
HCA Inc., 3.63%, 03/15/32 (Call 12/15/31)(b)	475	420,916
Humana Inc., 2.15%, 02/03/32 (Call 11/03/31)	180	146,225
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	85	68,377
UnitedHealth Group Inc., 4.20%, 05/15/32 (Call 02/15/32)	365	359,766
Universal Health Services Inc.
2.65%, 01/15/32	85	68,699
2.65%, 01/15/32 (Call 10/15/31)(b)	40	32,329
		1,497,030
Home Builders — 0.1%
PulteGroup Inc., 7.88%, 06/15/32	50	57,548

Home Furnishings — 0.1%
Whirlpool Corp., 4.70%, 05/14/32 (Call 02/14/32)	85	83,561

Household Products & Wares — 0.7%
Avery Dennison Corp., 2.25%, 02/15/32 (Call 11/15/31)	85	67,951
Church & Dwight Co. Inc., 5.60%, 11/15/32 (Call 08/15/32)	120	129,048
Clorox Co. (The), 4.60%, 05/01/32 (Call 02/01/32)(a)	160	160,219
		357,218
Insurance — 3.8%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/32 (Call 06/12/32)	130	132,998
Assurant Inc., 2.65%, 01/15/32 (Call 10/15/31)	90	69,555
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32 (Call 12/15/31)	260	232,978
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)	155	141,912
Corebridge Financial Inc., 3.90%, 04/05/32 (Call 01/05/32)(b)	350	318,703
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 (Call 05/16/32)(b)	165	160,726
Globe Life Inc., 4.80%, 06/15/32 (Call 03/15/32)	75	74,077
Jackson Financial Inc., 5.67%, 06/08/32 (Call 03/08/32)(a)	65	64,499
Kemper Corp., 3.80%, 02/23/32 (Call 11/23/31)	70	61,064
Lincoln National Corp., 3.40%, 03/01/32 (Call 12/01/31)	50	43,171
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(a)	195	181,005
Marsh & McLennan Companies Inc., 5.75%, 11/01/32 (Call 08/01/32)	160	173,507
MetLife Inc., 6.50%, 12/15/32	125	143,957
Progressive Corp. (The)
3.00%, 03/15/32 (Call 12/15/31)(a)	130	117,434
6.25%, 12/01/32	75	84,714
Prudential PLC, 3.63%, 03/24/32 (Call 12/24/31)	60	55,286
		2,055,586
Internet — 3.3%
Amazon.com Inc.
3.60%, 04/13/32 (Call 01/13/32)	510	484,842
4.70%, 12/01/32 (Call 09/01/32)	550	563,024
eBay Inc., 6.30%, 11/22/32 (Call 08/22/32)	90	98,094
Meta Platforms Inc., 3.85%, 08/15/32	715	665,815
		1,811,775
Iron & Steel — 0.7%
ArcelorMittal SA, 6.80%, 11/29/32 (Call 08/29/32)	240	252,379
Nucor Corp., 3.13%, 04/01/32 (Call 01/01/32)	155	138,544
		390,923
Security	Par (000)	Value

Leisure Time — 0.2%
Brunswick Corp., 4.40%, 09/15/32 (Call 06/15/32)	$105	$90,584

Lodging — 0.4%
Marriott International Inc./MD, Series GG, 3.50%, 10/15/32 (Call 07/15/32)	275	242,734

Machinery — 0.6%
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	92	73,497
John Deere Capital Corp.
3.90%, 06/07/32	130	126,213
4.35%, 09/15/32	150	150,927
		350,637
Manufacturing — 1.5%
Carlisle Companies Inc., 2.20%, 03/01/32 (Call 12/01/31)	100	79,874
Eaton Corp., 4.00%, 11/02/32	190	182,178
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	210	207,805
General Electric Co., 6.75%, 03/15/32(a)	230	264,707
Pentair Finance Sarl, 5.90%, 07/15/32 (Call 04/15/32)	55	56,921
		791,485
Media — 1.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.30%, 02/01/32 (Call 11/01/31)	240	184,145
Comcast Corp., 5.50%, 11/15/32 (Call 08/15/32)	243	261,407
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	90	79,200
Grupo Televisa SAB, 8.50%, 03/11/32	55	66,465
Paramount Global, 4.20%, 05/19/32 (Call 02/19/32)(a)	259	222,774
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	145	169,402
		983,393
Metal Fabricate & Hardware — 0.2%
Timken Co. (The), 4.13%, 04/01/32 (Call 01/01/32)	100	92,350

Mining — 0.4%
Newmont Corp., 2.60%, 07/15/32 (Call 04/15/32)	255	213,417

Oil & Gas — 2.5%
BP Capital Markets America Inc., 2.72%, 01/12/32 (Call 10/12/31)(a)	490	428,304
Canadian Natural Resources Ltd., 7.20%, 01/15/32	115	128,489
Cenovus Energy Inc., 2.65%, 01/15/32 (Call 10/15/31)	130	108,252
ConocoPhillips Co., 5.90%, 10/15/32(a)	155	173,177
Devon Energy Corp., 7.95%, 04/15/32	50	59,141
Marathon Oil Corp., 6.80%, 03/15/32	125	134,269
Suncor Energy Inc., 7.15%, 02/01/32	115	128,935
Valero Energy Corp., 7.50%, 04/15/32	170	198,006
		1,358,573
Packaging & Containers — 0.5%
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	105	91,800
Sonoco Products Co., 2.85%, 02/01/32 (Call 11/01/31)	140	119,550
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	85	80,562
		291,912
Pharmaceuticals — 1.0%
Becton Dickinson and Co., 4.30%, 08/22/32 (Call 05/22/32)(a)	145	141,543
Bristol-Myers Squibb Co., 2.95%, 03/15/32 (Call 12/15/31)	310	280,993
Zoetis Inc., 5.60%, 11/16/32 (Call 08/16/32)	130	139,930
		562,466
Pipelines — 3.4%
Boardwalk Pipelines LP, 3.60%, 09/01/32 (Call 06/01/32)	130	113,309
Cheniere Energy Partners LP, 3.25%, 01/31/32 (Call 01/31/27)	225	187,803
DCP Midstream Operating LP, 3.25%, 02/15/32 (Call 08/15/31)	110	95,407

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Energy Partners LP, 7.75%, 03/15/32	$50	$57,388
Kinder Morgan Inc., 7.75%, 01/15/32	220	256,412
MPLX LP, 4.95%, 09/01/32 (Call 06/01/32)	225	221,787
ONEOK Inc., 6.10%, 11/15/32 (Call 08/15/32)	205	215,324
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32 (Call 07/15/26)	205	180,218
Texas Eastern Transmission LP, 7.00%, 07/15/32(a)	110	126,798
Williams Companies Inc. (The)
4.65%, 08/15/32 (Call 05/15/32)	280	273,134
8.75%, 03/15/32	80	98,655
		1,826,235
Real Estate Investment Trusts — 6.9%
Agree LP, 4.80%, 10/01/32 (Call 07/01/32)	90	87,136
Alexandria Real Estate Equities Inc., 2.00%, 05/18/32 (Call 02/18/32)	219	174,760
American Homes 4 Rent LP, 3.63%, 04/15/32 (Call 01/15/32)	175	155,526
American Tower Corp., 4.05%, 03/15/32 (Call 12/15/31)(a)	165	152,937
AvalonBay Communities Inc., 2.05%, 01/15/32 (Call 10/15/31)	170	140,119
Boston Properties LP, 2.55%, 04/01/32 (Call 01/01/32)	180	142,231
CubeSmart LP, 2.50%, 02/15/32 (Call 11/15/31)	155	125,156
Equinix Inc., 3.90%, 04/15/32 (Call 01/15/32)	240	220,754
Essex Portfolio LP, 2.65%, 03/15/32 (Call 12/15/31)(a)	115	94,913
Extra Space Storage LP, 2.35%, 03/15/32 (Call 12/15/31)	105	83,361
GLP Capital LP/GLP Financing II Inc., 3.25%, 01/15/32 (Call 10/15/31)	190	158,162
Healthpeak Properties Inc., 5.25%, 12/15/32	115	117,326
Invitation Homes Operating Partnership LP, 4.15%, 04/15/32 (Call 01/15/32)	100	91,822
Kilroy Realty LP, 2.50%, 11/15/32 (Call 08/15/32)	135	99,616
Kimco Realty Corp., 3.20%, 04/01/32 (Call 01/01/32)	100	86,863
Piedmont Operating Partnership LP, 2.75%, 04/01/32 (Call 01/01/32)	50	36,688
Prologis LP, 2.25%, 01/15/32 (Call 10/15/31)	85	71,110
Realty Income Corp.
2.85%, 12/15/32 (Call 09/15/32)	136	116,345
5.63%, 10/13/32 (Call 07/13/32)	200	212,088
Safehold Operating Partnership LP, 2.85%, 01/15/32 (Call 10/15/31)	70	55,220
Simon Property Group LP
2.25%, 01/15/32 (Call 10/15/31)	219	178,159
2.65%, 02/01/32 (Call 11/01/31)	115	97,022
Spirit Realty LP, 2.70%, 02/15/32 (Call 11/15/31)	95	73,680
Sun Communities Operating LP, 4.20%, 04/15/32 (Call 01/15/32)	145	133,032
UDR Inc., 2.10%, 08/01/32 (Call 05/01/32)	70	54,868
VICI Properties LP, 5.13%, 05/15/32 (Call 02/15/32)	355	341,680
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	95	77,758
3.85%, 06/15/32 (Call 03/15/32)	105	94,077
Weyerhaeuser Co., 7.38%, 03/15/32	140	161,986
WP Carey Inc., 2.45%, 02/01/32 (Call 11/01/31)	120	97,940
		3,732,335
Retail — 5.7%
Advance Auto Parts Inc., 3.50%, 03/15/32 (Call 12/15/31)	65	55,318
AutoNation Inc., 3.85%, 03/01/32 (Call 12/01/31)(a)	120	101,516
AutoZone Inc., 4.75%, 08/01/32 (Call 05/01/32)	225	225,524
Costco Wholesale Corp., 1.75%, 04/20/32 (Call 01/20/32)	185	152,558
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)(a)	155	126,830
Dollar General Corp., 5.00%, 11/01/32 (Call 08/01/32)	190	192,776
Genuine Parts Co., 2.75%, 02/01/32 (Call 11/01/31)	90	75,084
Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The)
3.25%, 04/15/32 (Call 01/15/32)	$290	$266,725
4.50%, 09/15/32 (Call 06/15/32)	305	308,690
Lowe’s Companies Inc., 3.75%, 04/01/32 (Call 01/01/32)	360	333,814
McDonald’s Corp., 4.60%, 09/09/32 (Call 06/09/32)	230	232,337
O’Reilly Automotive Inc., 4.70%, 06/15/32 (Call 03/15/32)	235	234,511
Starbucks Corp., 3.00%, 02/14/32 (Call 11/14/31)(a)	240	213,226
Target Corp.
4.50%, 09/15/32 (Call 06/15/32)(a)	285	287,374
6.35%, 11/01/32(a)	50	56,802
Walmart Inc., 4.15%, 09/09/32 (Call 06/09/32)	220	220,411
		3,083,496
Semiconductors — 4.8%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	130	124,344
Analog Devices Inc., 4.25%, 10/01/32 (Call 07/01/32)	55	53,761
Broadcom Inc.
4.15%, 04/15/32 (Call 01/15/32)(b)	365	333,362
4.30%, 11/15/32 (Call 08/15/32)	390	358,995
Intel Corp.
4.00%, 12/15/32(a)	140	132,945
4.15%, 08/05/32 (Call 05/05/32)(a)	360	343,969
KLA Corp., 4.65%, 07/15/32 (Call 04/15/32)(a)	245	248,876
Micron Technology Inc., 2.70%, 04/15/32 (Call 01/15/32)	245	195,491
NXP BV/NXP Funding LLC/NXP USA Inc., 2.65%, 02/15/32 (Call 11/15/31)	235	192,474
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	260	208,819
4.25%, 05/20/32 (Call 02/20/32)	110	109,811
Texas Instruments Inc., 3.65%, 08/16/32 (Call 05/16/32)	60	57,616
TSMC Arizona Corp., 4.25%, 04/22/32 (Call 01/22/32)	225	223,760
		2,584,223
Software — 2.2%
Fidelity National Information Services Inc., 5.10%, 07/15/32 (Call 04/15/32)(a)	185	185,742
Oracle Corp., 6.25%, 11/09/32 (Call 08/09/32)	540	587,115
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)(a)	150	140,295
Workday Inc., 3.80%, 04/01/32 (Call 01/01/32)	300	274,362
		1,187,514
Telecommunications — 5.4%
America Movil SAB de CV, 4.70%, 07/21/32 (Call 04/21/32)	180	177,570
AT&T Inc., 2.25%, 02/01/32 (Call 11/01/31)	520	424,861
Bell Telephone Co. of Canada or Bell Canada (The), Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	170	139,031
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	140	182,981
Motorola Solutions Inc., 5.60%, 06/01/32 (Call 03/01/32)	145	147,400
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)(b)	495	445,470
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	225	199,564
T-Mobile USA Inc., 2.70%, 03/15/32 (Call 01/15/29)	260	220,012
Verizon Communications Inc., 2.36%, 03/15/32 (Call 12/15/31)	1,035	852,768
Vodafone Group PLC, 6.25%, 11/30/32	120	131,785
		2,921,442
Transportation — 1.6%
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)(a)	165	159,476
CSX Corp., 4.10%, 11/15/32 (Call 08/15/32)(a)	260	252,624
Norfolk Southern Corp., 3.00%, 03/15/32 (Call 12/15/31)	185	164,896
Union Pacific Corp., 2.80%, 02/14/32 (Call 11/14/31)	320	283,366
		860,362

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.2%
GATX Corp., 3.50%, 06/01/32 (Call 03/01/32)	$110	$96,219

Water — 0.4%
American Water Capital Corp., 4.45%, 06/01/32 (Call 03/01/32)(a)	215	214,252

Total Long-Term Investments — 98.5%
(Cost: $52,596,604)		53,440,584

Short-Term Securities

Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(d)(e)	5,113	5,116,549
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)(d)	180	180,000

Total Short-Term Securities — 9.8%
(Cost: $5,294,388)		5,296,549

Total Investments — 108.3%
(Cost: $57,890,992)		58,737,133

Liabilities in Excess of Other Assets — (8.3)%		(4,512,884)

Net Assets — 100.0%		$54,224,249

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,614,258	$3,499,705	(a)	$—	$(74)	$2,660	$5,116,549	5,113	$2,847	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	150,000	(a)	—	—	—	180,000	180	616		—
					$(74)	$2,660	$5,296,549		$3,463		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$53,440,584	$—	$53,440,584
Short-Term Securities
Money Market Funds	5,296,549	—	—	5,296,549
	$5,296,549	$53,440,584	$—	$58,737,133